Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Summary of stock options activity

The following summarizes stock options activity for the years ended December 31:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	39,620	$17.49	39,945	$17.48	40,195	$17.47
Granted	—	—	—	—	—	—
Exercised	(4,650)	16.05	—	—	—	—
Forfeited	(3,210)	16.06	(325)	(16.05)	(250)	(16.05)

Outstanding at end of year	31,760	17.85	39,620	17.49	39,945	17.48

Options exercisable at year-end	31,760	$17.85	39,620	$17.49	39,945	$17.48
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Summary of options outstanding

Options outstanding at December 31, 2012 were as follows:

	Outstanding		Exercisable
Range of exercisable prices	Number	Weighted avereage remaining contractual life (years)	Number	Weighted average exercise price
$ 15.00	1,000	1.59	1,000	$15.00
16.10	1,000	0.55	1,000	16.10
18.00	29,760	3.21	29,760	18.00

Outstanding at year-end	31,760	3.07	31,760	$17.85